Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Apr 20, 2012
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 20, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 20, 2012
Prospectus Date	rr_ProspectusDate	Feb 29, 2012

LargeCap Value Fund (Prospectus Summary): | LargeCap Value Fund
LARGECAP VALUE FUND

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

LARGECAP VALUE FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

 (1)   Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.00% for Class B and 1.70% for Class C. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
LargeCap Value Fund (Prospectus Summary): | LargeCap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	LARGECAP VALUE FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

LARGECAP VALUE FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

 (1)   Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 2.00% for Class B and 1.70% for Class C. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

LargeCap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCACX
LargeCap Value Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PCCBX
LargeCap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLUCX

Principal LifeTime 2010 Fund (Prospectus Summary): | Principal LifeTime 2010 Fund
PRINCIPAL LIFETIME 2010 FUND

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2010 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

 (1)   Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Principal LifeTime 2010 Fund (Prospectus Summary): | Principal LifeTime 2010 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2010 FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2010 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

 (1)   Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Principal LifeTime 2010 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PENAX

Principal LifeTime 2020 Fund (Prospectus Summary): | Principal LifeTime 2020 Fund
PRINCIPAL LIFETIME 2020 FUND

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2020 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)   Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Principal LifeTime 2020 Fund (Prospectus Summary): | Principal LifeTime 2020 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2020 FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2020 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)   Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Principal LifeTime 2020 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTBAX
Principal LifeTime 2020 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLIBX

Principal LifeTime 2030 Fund (Prospectus Summary): | Principal LifeTime 2030 Fund
PRINCIPAL LIFETIME 2030 FUND

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2030 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)    Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Principal LifeTime 2030 Fund (Prospectus Summary): | Principal LifeTime 2030 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2030 FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2030 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)    Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Principal LifeTime 2030 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCAX
Principal LifeTime 2030 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTCBX

Principal LifeTime 2040 Fund (Prospectus Summary): | Principal LifeTime 2040 Fund
PRINCIPAL LIFETIME 2040 FUND

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2040 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)   Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Principal LifeTime 2040 Fund (Prospectus Summary): | Principal LifeTime 2040 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2040 FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2040 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)   Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Principal LifeTime 2040 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDAX
Principal LifeTime 2040 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTDBX

Principal LifeTime 2050 Fund (Prospectus Summary): | Principal LifeTime 2050 Fund
PRINCIPAL LIFETIME 2050 FUND

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2050 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)   Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Principal LifeTime 2050 Fund (Prospectus Summary): | Principal LifeTime 2050 Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME 2050 FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME 2050 FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)   Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Principal LifeTime 2050 Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPEAX
Principal LifeTime 2050 Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTFX

Principal LifeTime Strategic Income Fund (Prospectus Summary): | Principal LifeTime Strategic Income Fund
PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Principal LifeTime Strategic Income Fund (Prospectus Summary): | Principal LifeTime Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

PRINCIPAL LIFETIME STRATEGIC INCOME FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A and Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 0.41% for Class A and 1.16% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Principal LifeTime Strategic Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PALTX
Principal LifeTime Strategic Income Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLTSX

SmallCap Blend Fund (Prospectus Summary): | SmallCap Blend Fund
SMALLCAP BLEND FUND

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

SMALLCAP BLEND FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A, 2.29% for Class B, and 2.08% for Class C shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
SmallCap Blend Fund (Prospectus Summary): | SmallCap Blend Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	SMALLCAP BLEND FUND
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

SMALLCAP BLEND FUND

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class A, Class B, and Class C shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2014. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.35% for Class A, 2.29% for Class B, and 2.08% for Class C shares. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

SmallCap Blend Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLLAX
SmallCap Blend Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLLBX
SmallCap Blend Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PSMCX

Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary): | Strategic Asset Management Conservative Balanced Portfolio
STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)   Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.69% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Strategic Asset Management Conservative Balanced Portfolio (Prospectus Summary): | Strategic Asset Management Conservative Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE BALANCED PORTFOLIO

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)   Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.69% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Strategic Asset Management Conservative Balanced Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAIPX
Strategic Asset Management Conservative Balanced Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBIPX
Strategic Asset Management Conservative Balanced Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCIPX

Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary): | Strategic Asset Management Conservative Growth Portfolio
STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)    Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.71% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Strategic Asset Management Conservative Growth Portfolio (Prospectus Summary): | Strategic Asset Management Conservative Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

STRATEGIC ASSET MANAGEMENT (“SAM”) CONSERVATIVE GROWTH PORTFOLIO

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)    Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.71% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Strategic Asset Management Conservative Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAGPX
Strategic Asset Management Conservative Growth Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBGPX
Strategic Asset Management Conservative Growth Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCGPX

Strategic Asset Management Flexible Income Portfolio (Prospectus Summary): | Strategic Asset Management Flexible Income Portfolio
STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.69% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Strategic Asset Management Flexible Income Portfolio (Prospectus Summary): | Strategic Asset Management Flexible Income Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

STRATEGIC ASSET MANAGEMENT (“SAM”) FLEXIBLE INCOME PORTFOLIO

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.69% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Strategic Asset Management Flexible Income Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SAUPX
Strategic Asset Management Flexible Income Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBUPX
Strategic Asset Management Flexible Income Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCUPX

Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary): | Strategic Asset Management Strategic Growth Portfolio
STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period .

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Strategic Asset Management Strategic Growth Portfolio (Prospectus Summary): | Strategic Asset Management Strategic Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

STRATEGIC ASSET MANAGEMENT (“SAM”) STRATEGIC GROWTH PORTFOLIO

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.75% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period .

Strategic Asset Management Strategic Growth Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SACAX
Strategic Asset Management Strategic Growth Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBCAX
Strategic Asset Management Strategic Growth Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SWHCX

Strategic Asset Management Balanced Portfolio (Prospectus Summary): | Strategic Asset Management Balanced Portfolio
STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.70% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Strategic Asset Management Balanced Portfolio (Prospectus Summary): | Strategic Asset Management Balanced Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO
Supplement Text	ck0000898745_SupplementTextBlock

Supplement dated April 20, 2012

to the Class A, Class B, Class C, and Class P Shares Prospectus

for Principal Funds, Inc.

dated February 29, 2012

(as supplemented on March 16, 2012, March 29, 2012, and April 9, 2012)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

FUND SUMMARIES

STRATEGIC ASSET MANAGEMENT (“SAM”) BALANCED PORTFOLIO

Under the Annual Fund Operating Expenses table, delete the footnote and substitute:

(1)     Principal Management Corporation ("Principal"), the investment advisor, has contractually agreed to limit the Fund’s expenses attributable to Class B shares and, if necessary, pay expenses normally payable by the Fund, excluding interest expense and Acquired Fund Fees and Expenses, through the period ending February 28, 2013. The expense limit will maintain a total level of operating expenses (expressed as a percent of average net assets on an annualized basis) not to exceed 1.70% for Class B. It is expected that the expense limit will continue through the period disclosed; however, Principal Funds, Inc. and Principal, the parties to the agreement, may agree to terminate the expense limit prior to the end of the period.

Strategic Asset Management Balanced Portfolio | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SABPX
Strategic Asset Management Balanced Portfolio | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SBBPX
Strategic Asset Management Balanced Portfolio | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	SCBPX